COMMITMENTS AND CONTINGENCIES (Details)	Jan. 12, 2021 USD ($) item $ / shares shares	Jun. 30, 2021 USD ($)
Class of Stock [Line Items]
Maximum number of demands for registration of securities | item	3
Underwriting cash discount per unit | $ / shares	$ 0.20
Aggregate underwriter cash discount	$ 8,100,000
Deferred fee per unit | $ / shares	$ 0.35
Deferred underwriting fee payable	$ 14,100,000	$ 14,087,500
Initial Public Offering
Class of Stock [Line Items]
Units Issued During Period, Shares, New Issues | shares	40,250,000
Deferred underwriting fee payable	$ 14,100,000
Over-allotment option
Class of Stock [Line Items]
Units Issued During Period, Shares, New Issues | shares	5,250,000